SCHEDULE OF FUTURE MINIMUM PAYMENTS (Details)	Dec. 31, 2025 USD ($)
Debt Disclosure [Abstract]
2026	$ 687,685
2027	619,469
2028	873,895
2029	463,573
2030	348,921
Thereafter	826,827
Total	3,820,370
Imputed interest	(4,687)
Total	$ 3,815,683